Note Payable (Details Narrative) - USD ($)	Nov. 14, 2022	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term note payable	$ 449,874
Interest rate	5.88%
Maturity period	Oct. 31, 2023
Notes payable		$ 41,904	$ 409,968